Trade receivables - Net (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Schedule of Age of Receivables Past Due
Age of receivables that are past due but not impaired is as follows:

	At December 31,
	2 0 1 8	2 0 1 7

30 - 60 days	$221,996	$72,778
61 - 90 days	57,119	57,629
91 + days	188,262	162,807
Total	$467,377	$293,214

Schedule of Allowance for Doubtful Accounts
During the years ended December 31, 2018 and 2017, the movement in the allowance for doubtful accounts was as follows:

	2 0 1 8	2 0 1 7

Balance at beginning of year	$199,855	$59,095
Provisions	7,486	141,140
Translations effects	24,437	(380)
Balance at end of year	$231,778	$199,855